SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Sales Revenue, Goods, Net	$ 27,549,479	$ 18,816,359	$ 48,899,637	$ 37,322,614	$ 62,040,589	$ 52,557,250
UNITED STATES
Sales Revenue, Goods, Net	25,274,990	16,765,678	46,339,490	35,235,576	55,778,784	49,989,326
JORDAN
Sales Revenue, Goods, Net	2,249,807	1,975,403	2,307,165	2,009,548	5,968,607	2,361,908
Other Countries [Member]
Sales Revenue, Goods, Net	$ 24,682	$ 75,278	$ 252,982	$ 77,490	$ 293,198	$ 206,016